                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2000


--------------------------------------------------------------------------------
                               Investment/Life(R)
                                   VAN KAMPEN/
                        NATIONWIDE LIFE INSURANCE COMPANY

VLO-185-AE (12/00)

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]

                              PRESIDENT'S MESSAGE

                  We are pleased to bring you the 2000 annual report of the Nationwide VLI Separate Account.

                  The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

                  Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

                  The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the Net change in contract owners' equity which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000


ASSETS:

   Investments in Van Kampen Life Investment Trust, at fair value:

      Asset Allocation Fund
         2,096,202 shares (cost $24,147,133) ................................     $ 22,450,325

      Domestic Income Fund
         159,964 shares (cost $1,318,465) ...................................        1,254,120

      Emerging Growth Fund
         133,295 shares (cost $6,644,547) ...................................        5,523,730

      Enterprise Fund
         1,594,666 shares (cost $29,907,534) ................................       32,339,828

      Global Equity Fund
         123,660 shares (cost $1,700,866) ...................................        1,422,092

      Government Fund
         4,348,967 shares (cost $38,614,295) ................................       40,445,396

      Money Market Fund
         7,198,440 shares (cost $7,198,440) .................................        7,198,440

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio
      (formerly Morgan Stanley Real Estate Securities Portfolio)
        35,553 shares (cost $401,582) .......................................          409,218
                                                                                  ------------
            Total investments ...............................................      111,043,149
   Accounts receivable ......................................................           11,271
                                                                                  ------------
            Total assets ....................................................      111,054,420

ACCOUNTS PAYABLE ............................................................               --
                                                                                  ------------
CONTRACT OWNERS' EQUITY .....................................................     $111,054,420
                                                                                  ============

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                           TOTAL                         ASSET ALLOCATION FUND            DOMESTIC INCOME FUND
                            -------------------------------------  ----------------------------------  ----------------------------
                                2000         1999        1998         2000        1999        1998       2000      1999      1998
                            ------------  ----------  -----------  ----------  ----------  ----------  --------  --------  --------
INVESTMENT ACTIVITY:
  Reinvested
    dividends ............  $  4,044,055   3,642,989      897,565     960,568     935,397      28,407   103,587   104,790     5,786
  Mortality and
    expense risk
    charges (note 3) .....      (615,501)   (605,987)    (629,010)   (124,091)   (135,844)   (142,872)   (6,484)   (7,808)  (11,965)
                            ------------  ----------  -----------  ----------  ----------  ----------  --------  --------  --------
    Net investment
      income .............     3,428,554   3,037,002      268,555     836,477     799,553    (114,465)   97,103    96,982    (6,179)
                            ------------  ----------  -----------  ----------  ----------  ----------  --------  --------  --------

  Proceeds from
    mutual funds
    shares sold ..........    33,701,880  23,486,753   28,593,475   4,368,138   4,191,225   3,626,797   159,885   543,800   679,224
  Cost of mutual fund
    shares sold ..........   (27,236,380) 20,473,513) (25,877,789) (4,267,845) (4,139,582) (3,417,335) (167,328) (536,110) (669,892)
                            ------------  ----------  -----------  ----------  ----------  ----------  --------  --------  --------
    Realized gain
      (loss) on
      investments ........     6,465,500   3,013,240    2,715,686     100,293      51,643     209,462    (7,443)    7,690     9,332
  Change in
    unrealized
    gain (loss)
    on investments .......   (18,538,343)    497,947   12,059,082  (3,151,799) (2,538,143)  2,953,327   (22,876) (148,856)  120,718
                            ------------  ----------  -----------  ----------  ----------  ----------  --------  --------  --------
    Net gain (loss)
      on investments .....   (12,072,843)  3,511,187   14,774,768  (3,051,506) (2,486,500)  3,162,789   (30,319) (141,166)  130,050
                            ------------  ----------  -----------  ----------  ----------  ----------  --------  --------  --------
  Reinvested
    capital gains ........     6,526,421   5,493,564    1,152,786   1,991,699   2,818,636     767,858        --        --        --
                            ------------  ----------  -----------  ----------  ----------  ----------  --------  --------  --------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..  $ (2,117,868) 12,041,753   16,196,109    (223,330)  1,131,689   3,816,182     66,784   (44,184)  123,871
                            ============  ==========  ===========  ==========  ==========  ==========   ========  ========  ========

                                     EMERGING GROWTH FUND                    ENTERPRISE FUND               GLOBAL EQUITY FUND
                             -----------------------------------  -----------------------------------  ----------------------------
                                 2000        1999        1998        2000         1999        1998       2000      1999      1998
                             -----------  ----------  ----------  -----------  ----------  ----------  --------  --------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..... $        --          --         870       75,243     112,795      30,666    22,952     3,293    13,847
  Mortality and expense
    risk charges (note 3) ..     (37,869)    (18,439)    (12,082)    (206,216)   (187,593)   (177,854)   (7,879)   (6,178)   (5,996)
                             -----------  ----------  ----------  -----------  ----------  ----------  --------  --------  --------
    Net investment
      income ...............     (37,869)    (18,439)    (11,212)    (130,973)    (74,798)   (147,188)   15,073    (2,885)    7,851
                             -----------  ----------  ----------  -----------  ----------  ----------  --------  --------  --------

  Proceeds from mutual
    funds shares sold ......   8,198,454   3,555,112   3,294,533    6,815,424   4,465,163   6,594,364   422,986   421,804   607,261
  Cost of mutual fund
    shares sold ............  (5,134,594) (2,458,567) (2,978,369)  (3,608,035) (2,771,060) (4,852,264) (320,164) (400,661) (594,475)
                             -----------  ----------  ----------  -----------  ----------  ----------  --------  --------  --------
    Realized gain (loss)
      on investments .......   3,063,860   1,096,545     316,164    3,207,389   1,694,103   1,742,100   102,822    21,143    12,786
  Change in unrealized
    gain (loss)
    on investments .........  (3,828,439)  2,140,406     447,416  (13,109,149)  4,488,118   5,583,645  (642,916)  308,547   203,001
                             -----------  ----------  ----------  -----------  ----------  ----------  --------  --------  --------
    Net gain (loss)
      on investments .......    (764,579)  3,236,951     763,580   (9,901,760)  6,182,221   7,325,745  (540,094)  329,690   215,787
                             -----------  ----------  ----------  -----------  ----------  ----------  --------  --------  --------
  Reinvested capital
      gains ................      22,717          --          --    4,246,342   2,657,133     376,105   263,619    17,795        --
                             -----------  ----------  ----------  -----------  ----------  ----------  --------  --------  --------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations .... $  (779,731)  3,218,512     752,368   (5,786,391)  8,764,556   7,554,662  (261,402)  344,600   223,638
                             ===========  ==========  ==========  ===========  ==========  ==========  ========  ========  ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                        GOVERNMENT FUND                     MONEY MARKET FUND           U.S. REAL ESTATE PORTFOLIO
                              -----------------------------------  ----------------------------------  ----------------------------
                                  2000        1999        1998        2000        1999        1998       2000      1999      1998
                              -----------  ----------  ----------  ----------  ----------  ----------  --------  --------  --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...... $ 2,453,361   2,097,895     462,730     398,282     363,868     354,362    30,062    24,951       897
  Mortality and expense
    risk charges (note 3) ...    (196,580)   (208,262)   (238,350)    (34,615)    (40,003)    (37,684)   (1,767)   (1,860)   (2,207)
                              -----------  ----------  ----------  ----------  ----------  ----------  --------  --------  --------
    Net investment income ...   2,256,781   1,889,633     224,380     363,667     323,865     316,678    28,295    23,091    (1,310)
                              -----------  ----------  ----------  ----------  ----------  ----------  --------  --------  --------

  Proceeds from mutual
    funds shares sold .......   4,595,952   4,009,993   6,495,585   8,666,515   6,199,614   6,735,285   474,526   100,042   560,426
  Cost of mutual fund
    shares sold .............  (4,590,584) (3,850,500) (6,048,314) (8,666,515) (6,199,614) (6,735,285) (481,315) (117,419) (581,855)
                              -----------  ----------  ----------  ----------  ----------  ----------  --------  --------  --------
    Realized gain (loss)
      on investments ........       5,368     159,493     447,271          --          --          --    (6,789)  (17,377)  (21,429)
  Change in unrealized
    gain (loss)
    on investments ..........   2,156,478  (3,730,011)  2,807,612          --          --          --    60,358   (22,114)  (56,637)
                              -----------  ----------  ----------  ----------  ----------  ----------  --------  --------  --------
    Net gain (loss)
      on investments ........   2,161,846  (3,570,518)  3,254,883          --          --          --    53,569   (39,491)  (78,066)
                              -----------  ----------  ----------  ----------  ----------  ----------  --------  --------  --------
  Reinvested capital gains ..          --          --          --          --          --          --     2,044        --     8,823
                              -----------  ----------  ----------  ----------  ----------  ----------  --------  --------  --------
      Net increase
        (decrease) in
        contract owners'
        equity resulting
        from operations ..... $ 4,418,627  (1,680,885)  3,479,263     363,667     323,865     316,678    83,908   (16,400)  (70,553)
                              ===========  ==========  ==========  ==========  ==========  ==========  ========  ========  ========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                        TOTAL                         ASSET ALLOCATION FUND              DOMESTIC INCOME FUND
                        --------------------------------------  ----------------------------------  -------------------------------
                            2000         1999         1998         2000        1999        1998       2000       1999       1998
                        ------------  -----------  -----------  ----------  ----------  ----------  ---------  ---------  ---------
INVESTMENT ACTIVITY:
  Net investment
    income ............ $  3,428,554    3,037,002      268,555     836,477     799,553    (114,465)    97,103     96,982     (6,179)
  Realized gain (loss)
    on investments ....    6,465,500    3,013,240    2,715,686     100,293      51,643     209,462     (7,443)     7,690      9,332
  Change in unrealized
    gain (loss)
    on investments ....  (18,538,343)     497,947   12,059,082  (3,151,799) (2,538,143)  2,953,327    (22,876)  (148,856)   120,718
  Reinvested capital
    gains .............    6,526,421    5,493,564    1,152,786   1,991,699   2,818,636     767,858         --         --         --
                        ------------  -----------  -----------  ----------  ----------  ----------  ---------  ---------  ---------
    Net increase
      (decrease)
      in contract
      owners' equity
      resulting from
      operations ......   (2,117,868)  12,041,753   16,196,109    (223,330)  1,131,689   3,816,182     66,784    (44,184)   123,871
                        ------------  -----------  -----------  ----------  ----------  ----------  ---------  ---------  ---------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ...       42,028       79,010      100,670       9,727      10,703      16,920         49         35        192
  Transfers between
    funds .............           --           --           --    (820,625)   (277,168)   (295,985)   (37,164)   (84,044)   186,196
  Surrenders ..........  (11,032,712)  (7,988,610)  (8,181,440) (1,588,376) (1,923,278) (1,209,391)    (1,918)  (225,604)  (438,920)
  Death benefits
   (note 4) ...........   (2,988,398)  (2,258,865)  (2,362,574) (1,011,407)   (218,348)   (300,509)   (47,605)  (124,349)        --
  Policy loans
    (net of
    repayments)
    (note 5) ..........    1,255,989    1,291,031      844,295    (378,283)   (355,822)     37,023     (6,367)    (8,370)       908
  Deductions for
    surrender charges
    (note 2d) .........           --      (10,061)      (1,495)         --      (2,422)       (221)        --       (284)       (80)
  Redemptions to pay
    cost of insurance
    charges and
    administration
    charges (notes
    2b and 2c) ........     (999,031)  (1,126,113)    (984,029)   (165,621)   (189,256)   (141,477)   (15,912)   (34,455)   (23,714)
                        ------------  -----------  -----------  ----------  ----------  ----------  ---------  ---------  ---------
      Net equity
        transactions ..  (13,722,124) (10,013,608) (10,584,573) (3,954,585) (2,955,591) (1,893,640)  (108,917)  (477,071)  (275,418)
                        ------------  -----------  -----------  ----------  ----------  ----------  ---------  ---------  ---------

NET CHANGE
  IN CONTRACT
  OWNERS' EQUITY ......  (15,839,992)   2,028,145    5,611,536  (4,177,915) (1,823,902)  1,922,542    (42,133)  (521,255)  (151,547)
CONTRACT OWNERS'
  EQUITY BEGINNING
  OF PERIOD ...........  126,894,412  124,866,267  119,254,731  26,628,621  28,452,523  26,529,981  1,296,274  1,817,529  1,969,076
                        ------------  -----------  -----------  ----------  ----------  ----------  ---------  ---------  ---------
CONTRACT OWNERS'
  EQUITY END
  OF PERIOD ........... $111,054,420  126,894,412  124,866,267  22,450,706  26,628,621  28,452,523  1,254,141  1,296,274  1,817,529
                        ============  ===========  ===========  ==========  ==========  ==========  =========  =========  =========

CHANGES IN UNITS:
  Beginning units .....    4,035,569    4,400,102    4,796,204     753,430     840,329     901,813     61,567     84,232     97,120
                        ------------  -----------  -----------  ----------  ----------  ----------  ---------  ---------  ---------
  Units purchased .....      169,439      170,855      779,754       8,441      11,995     122,336        384        664     24,365
  Units redeemed ......     (569,112)    (535,388)  (1,175,856)   (120,069)    (98,894)   (183,820)    (5,525)   (23,329)   (37,253)
                        ------------  -----------  -----------  ----------  ----------  ----------  ---------  ---------  ---------
  Ending units ........    3,635,896    4,035,569    4,400,102     641,802     753,430     840,329     56,426     61,567     84,232
                        ============  ===========  ===========  ==========  ==========  ==========  =========  =========  =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                  EMERGING GROWTH FUND                  ENTERPRISE FUND                   GLOBAL EQUITY FUND
                            ---------------------------------  -----------------------------------  -------------------------------
                                2000       1999       1998        2000        1999        1998        2000       1999       1998
                            -----------  ---------  ---------  -----------  ----------  ----------  ---------  ---------  ---------
INVESTMENT ACTIVITY:
  Net investment
    income ................ $   (37,869)   (18,439)   (11,212)    (130,973)    (74,798)   (147,188)    15,073     (2,885)     7,851
  Realized gain
   (loss) on
   investments ............   3,063,860  1,096,545    316,164    3,207,389   1,694,103   1,742,100    102,822     21,143     12,786
  Change in unrealized
    gain (loss)
    on investments ........  (3,828,439) 2,140,406    447,416  (13,109,149)  4,488,118   5,583,645   (642,916)   308,547    203,001
  Reinvested
    capital gains .........      22,717         --         --    4,246,342   2,657,133     376,105    263,619     17,795         --
                            -----------  ---------  ---------  -----------  ----------  ----------  ---------  ---------  ---------
    Net increase
      (decrease) in
      contract owners'
      equity resulting
      from operations .....    (779,731) 3,218,512    752,368   (5,786,391)  8,764,556   7,554,662   (261,402)   344,600    223,638
                            -----------  ---------  ---------  -----------  ----------  ----------  ---------  ---------  ---------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners .......      30,297        117     13,566           --      59,346      42,210         --      4,864      3,500
  Transfers
    between funds .........     (65,484) 1,095,938    411,356      316,142     (85,385)   (471,779)   226,324    327,061    135,066
  Surrenders ..............    (513,831)   (29,316)   (38,594)  (4,407,931) (2,021,593) (2,526,694)  (353,420)        --   (270,112)
  Death benefits
    (note 4) ..............          --    (20,214)   (78,748)    (654,396)   (328,352)   (691,661)        --    (31,633)   (45,481)
  Policy loans
    (net of repayments)
    (note 5) ..............     (70,002)  (295,503)   (49,579)     (63,541)   (305,536)    155,121     17,178    (50,837)   (19,615)
  Deductions for
    surrender charges
    (note 2d) .............          --        (37)        (7)          --      (2,546)       (462)        --         --        (49)
  Redemptions to pay
    cost of insurance
    charges and
    administration
    charges (notes
    2b and 2c) ............     (50,095)   (33,083)   (18,375)    (268,836)   (275,356)   (226,356)   (15,716)   (13,865)   (12,593)
                            -----------  ---------  ---------  -----------  ----------  ----------  ---------  ---------  ---------
      Net equity
        transactions ......    (669,115)   717,902    239,619   (5,078,562) (2,959,422) (3,719,621)  (125,634)   235,590   (209,284)
                            -----------  ---------  ---------  -----------  ----------  ----------  ---------  ---------  ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .........  (1,448,846) 3,936,414    991,987  (10,864,953)  5,805,134   3,835,041   (387,036)   580,190     14,354
CONTRACT OWNERS'
  EQUITY BEGINNING
  OF PERIOD ...............   6,972,628  3,036,214  2,044,227   43,203,719  37,398,585  33,563,544  1,810,664  1,230,474  1,216,120
                            -----------  ---------  ---------  -----------  ----------  ----------  ---------  ---------  ---------
CONTRACT OWNERS'
  EQUITY END
  OF PERIOD ............... $ 5,523,782  6,972,628  3,036,214   32,338,766  43,203,719  37,398,585  1,423,628  1,810,664  1,230,474
                            ===========  =========  =========  ===========  ==========  ==========  =========  =========  =========

CHANGES IN UNITS:
  Beginning units .........     154,776    137,061    126,435      766,000     830,330     927,115     84,304     74,143     88,700
                            -----------  ---------  ---------  -----------  ----------  ----------  ---------  ---------  ---------
  Units purchased .........       3,085     34,812     38,769       15,317      15,973      56,720     13,574     16,393     14,701
  Units redeemed ..........     (20,686)   (17,097)   (28,143)    (106,151)    (80,303)   (153,505)   (19,677)    (6,232)   (29,258)
                            -----------  ---------  ---------  -----------  ----------  ----------  ---------  ---------  ---------
  Ending units ............     137,175    154,776    137,061      675,166     766,000     830,330     78,201     84,304     74,143
                            ===========  =========  =========  ===========  ==========  ==========  =========  =========  =========

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
FOR YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                          GOVERNMENT FUND                     MONEY MARKET FUND           U.S. REAL ESTATE PORTFOLIO
                                 -----------------------------------  ---------------------------------  --------------------------
                                    2000         1999        1998        2000        1999       1998      2000     1999      1998
                                 -----------  ----------  ----------  ----------  ----------  ---------  -------  -------  --------
INVESTMENT ACTIVITY:
  Net investment income ........ $ 2,256,781   1,889,633     224,380     363,667     323,865    316,678   28,295   23,091    (1,310)
  Realized gain
    (loss) on investments ......       5,368     159,493     447,271          --          --         --   (6,789) (17,377)  (21,429)
  Change in unrealized
    gain (loss)
    on investments .............   2,156,478  (3,730,011)  2,807,612          --          --         --   60,358  (22,114)  (56,637)
  Reinvested capital gains .....          --          --          --          --          --         --    2,044       --     8,823
                                 -----------  ----------  ----------  ----------  ----------  ---------  -------  -------  --------
    Net increase
      (decrease) in
      contract owners'
      equity resulting
      from operations ..........   4,418,627  (1,680,885)  3,479,263     363,667     323,865    316,678   83,908  (16,400)  (70,553)
                                 -----------  ----------  ----------  ----------  ----------  ---------  -------  -------  --------

EQUITY TRANSACTIONS:
  Purchase payments
    received from
    contract owners ............          --       2,587       4,858         820       1,358     19,417    1,135       --         7
  Transfers between funds ......    (775,093)   (817,042) (1,210,358)  1,132,037    (150,507) 1,442,677   23,863   (8,853) (197,173)
  Surrenders ...................  (3,048,115) (2,570,772) (2,842,711) (1,096,743) (1,218,047)  (830,932) (22,378)      --   (24,086)
  Death benefits (note 4) ......    (787,475)   (862,741) (1,246,175)   (472,316)   (673,228)        --  (15,199)      --        --
  Policy loans (net
     of repayments)
    (note 5) ...................   1,073,891   1,421,104     788,677     685,963     886,814    (80,573)  (2,850)    (819)   12,333
  Deductions for
    surrender charges
    (note 2d) ..................          --      (3,238)       (520)         --      (1,534)      (152)      --       --        (4)
  Redemptions to
    pay cost of
    insurance charges
    and administration
    charges (notes
    2b and 2c) .................    (357,631)   (437,216)   (423,865)   (119,375)   (137,745)  (133,134)  (5,845)  (5,137)   (4,515)
                                 -----------  ----------  ----------  ----------  ----------  ---------  -------  -------  --------
      Net equity
        transactions ...........  (3,894,423) (3,267,318) (4,930,094)    130,386  (1,292,889)   417,303  (21,274) (14,809) (213,438)
                                 -----------  ----------  ----------  ----------  ----------  ---------  -------  -------  --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ...............     524,204  (4,948,203) (1,450,831)    494,053    (969,024)   733,981   62,634  (31,209) (283,991)
CONTRACT OWNERS'
  EQUITY BEGINNING
  OF PERIOD ....................  39,921,828  44,870,031  46,320,862   6,713,936   7,682,960  6,948,979  346,742  377,951   661,942
                                 -----------  ----------  ----------  ----------  ----------  ---------  -------  -------  --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ................ $40,446,032  39,921,828  44,870,031   7,207,989   6,713,936  7,682,960  409,376  346,742   377,951
                                 ===========  ==========  ==========  ==========  ==========  =========  =======  =======  ========

CHANGES IN UNITS:
  Beginning units ..............   1,831,096   1,978,976   2,210,599     361,858     431,412    408,026   22,538   23,619    36,396
                                 -----------  ----------  ----------  ----------  ----------  ---------  -------  -------  --------
  Units purchased ..............      50,167      55,345     395,317      76,877      35,505    126,588    1,594      168       958
  Units redeemed ...............    (222,079)   (203,225)   (626,940)    (71,673)   (105,059)  (103,202)  (3,252)  (1,249)  (13,735)
                                 -----------  ----------  ----------  ----------  ----------  ---------  -------  -------  --------
  Ending units .................   1,659,184   1,831,096   1,978,976     367,062     361,858    431,412   20,880   22,538    23,619
                                 ===========  ==========  ==========  ==========  ==========  =========  =======  =======  ========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);

         The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)
         Van Kampen LIT - Asset Allocation Fund
         Van Kampen LIT - Domestic Income Fund
         Van Kampen LIT - Emerging Growth Fund
         Van Kampen LIT - Enterprise Fund
         Van Kampen LIT - Global Equity Fund
         Van Kampen LIT - Government Fund
         Van Kampen LIT - Money Market Fund

         At December 31, 2000, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

                                                                     (Continued)

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.
         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year. For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.
         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2000:

                                                   ASSET  DOMESTIC   EMERGING
                                              ALLOCATION    INCOME     GROWTH  ENTERPRISE
                                       TOTAL        FUND      FUND       FUND        FUND
                                    --------     -------     -----     ------     -------
Single Premium contracts Issued
                       >
  prior to April 16, 1990 .....     $    272          --        --         10          --
Single Premium contracts issued
  on or after April 16, 1990 ..        5,386       2,026       630        380       1,442
Multiple Payment and Flexible
  Premium contracts ...........        2,604       1,171        --         --       1,433
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 .....      607,239     120,894     5,854     37,479     203,341
                                    --------     -------     -----     ------     -------
    Total .....................     $615,501     124,091     6,484     37,869     206,216
                                    ========     =======     =====     ======     =======

                                         GLOBAL                  MONEY         U.S.
                                         EQUITY  GOVERNMENT     MARKET  REAL ESTATE
                                           FUND        FUND       FUND    PORTFOLIO
                                         ------     -------     ------        -----
Single Premium contracts Issued
  prior to April 16, 1990 ..........     $   --         195         67           --
Single Premium contracts issued
  on or after April 16, 1990 .......         69         836          3           --
Multiple Payment and Flexible
  Premium contracts ................         --          --         --           --
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 ..........      7,810     195,549     34,545        1,767
                                         ------     -------     ------        -----
    Total ..........................     $7,879     196,580     34,615        1,767
                                         ======     =======     ======        =====

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:

                                                   ASSET  DOMESTIC   EMERGING
                                              ALLOCATION    INCOME     GROWTH  ENTERPRISE
                                       TOTAL        FUND      FUND       FUND        FUND
                                    --------     -------     -----     ------     -------
Single Premium contracts Issued
  prior to April 16, 1990 .....     $    108          --        --         44          --
Single Premium contracts issued
  on or after April 16, 1990 ..        6,983       3,613       568        134       1,586
Multiple Payment and Flexible
  Premium contracts ...........        2,271         917        --         --       1,354
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 .....      596,625     131,314     7,240     18,261     184,653
                                    --------     -------     -----     ------     -------
    Total .....................     $605,987     135,844     7,808     18,439     187,593
                                    ========     =======     =====     ======     =======

                                       GLOBAL                        MONEY         U.S.
                                       EQUITY     GOVERNMENT        MARKET  REAL ESTATE
                                         FUND           FUND          FUND    PORTFOLIO
                                       ------        -------        ------        -----
Single Premium contracts Issued
  prior to April 16, 1990 .....        $   --             64            --           --
Single Premium contracts issued
  on or after April 16, 1990 ..            79            320           664           19
Multiple Payment and Flexible
  Premium contracts ...........            --             --            --           --
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 .....         6,099        207,878        39,339        1,841
                                       ------        -------        ------        -----
    Total .....................        $6,178        208,262        40,003        1,860
                                       ======        =======        ======        =====

                                                                     (Continued)

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                                         ASSET      DOMESTIC      EMERGING
                                                    ALLOCATION        INCOME        GROWTH     ENTERPRISE
                                          TOTAL           FUND          FUND          FUND           FUND
                                       --------        -------        ------        ------        -------
Single Premium contracts Issued
  prior to April 16, 1990 .....        $ 58,812         46,484             8           545          3,926
Single Premium contracts issued
  on or after April 16, 1990 ..           9,184          3,414         2,251           103          2,102
Multiple Payment and Flexible
  Premium contracts ...........           1,950            862            --            --          1,088
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 .....         559,064         92,112         9,706        11,434        170,738
                                       --------        -------        ------        ------        -------
    Total .....................        $629,010        142,872        11,965        12,082        177,854
                                       ========        =======        ======        ======        =======

                                       GLOBAL                        MONEY         U.S.
                                       EQUITY     GOVERNMENT        MARKET  REAL ESTATE
                                         FUND           FUND          FUND    PORTFOLIO
                                       ------        -------        ------        -----
Single Premium contracts Issued
  prior to April 16, 1990 .....        $   --          7,640           209           --
Single Premium contracts issued
  on or after April 16, 1990 ..            99            313           884           18
Multiple Payment and Flexible
  Premium contracts ...........            --             --            --           --
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 .....         5,897        230,397        36,591        2,189
                                       ------        -------        ------        -----
    Total .....................        $5,996        238,350        37,684        2,207
                                       ======        =======        ======        =====

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

     The following is a summary for 2000:

                                                                 UNIT           CONTRACT                      TOTAL
                                                   UNITS       FAIR VALUE    OWNERS' EQUITY   EXPENSES*      RETURN**
                                                 ---------     ----------    --------------   ---------      --------
 Single Premium contracts issued prior to
 April 16, 1990 (policy years 1 through 10):
   Emerging Growth Fund ....................            61     $39.440156     $     2,406       0.39%         (11.00)%
   Government Fund .........................         1,938      23.882288          46,284       0.78%          11.35%
   Money Market Fund .......................           830      19.230324          15,961       0.84%           5.08%

 Single Premium contracts issued
 prior to April 16, 1990 (policy
 years 11 and thereafter):
   Asset Allocation Fund ...................       632,194      35.088101      22,182,487       0.50%          (1.06)%
   Domestic Income Fund ....................        54,417      22.262237       1,211,444       0.47%           5.60%
   Emerging Growth Fund ....................       136,449      40.276202       5,495,647       0.60%         (10.60)%
   Enterprise Fund .........................       668,728      47.973017      32,080,900       0.54%         (15.06)%
   Global Equity Fund ......................        77,932      18.207194       1,418,923       0.48%         (15.24)%
   Government Fund .........................     1,654,064      24.390303      40,343,122       0.49%          11.85%
   Money Market Fund .......................       366,218      19.638117       7,191,832       0.50%           5.55%

 The Universal Institutional Funds Inc. -
 U.S. Real Estate Portfolio (formerly
 Morgan Stanley Real Estate Securities .....        20,880      19.606131         409,376       0.59%***
                                                                                                               14.92%***

 Single Premium contracts issued on
 or after April 16, 1990:
   Asset Allocation Fund ...................         4,714      29.116747         137,256       1.01%          (1.84)%
   Domestic Income Fund ....................         2,009      21.253101          42,697       1.50%           4.77%
   Emerging Growth Fund ....................           665      38.689993          25,729       1.77%         (11.31)%
   Enterprise Fund .........................         2,239      43.614811          97,654       1.35%         (15.73)%
   Global Equity Fund ......................           269      17.490153           4,705       1.32%         (15.91)%
   Government Fund .........................         3,182      17.795847          56,626       1.88%          10.96%
   Money Market Fund .......................            14      14.025288             196       0.45%           4.71%

 Multiple Payment and
 Flexible Premium contracts:
   Asset Allocation Fund ...................         4,894      26.759924         130,963       0.90%          (1.35)%
   Enterprise Fund .........................         4,199      38.154798         160,212       0.82%         (15.31)%
                                                 =========     ==========    ------------
                                                                             $111,054,420
                                                                             ============


The following is a summary for 1999:

 Single Premium contracts issued
 prior to April 16, 1990 (policy years
 1 through 10):
   Emerging Growth Fund ....................            61     $44.315060     $     2,703       0.63%         102.45%
   Government Fund .........................           181      21.448313           3,882       0.57%          (4.27)%

 Single Premium contracts issued
 prior to April 16, 1990 (policy years
 11 and thereafter):
   Asset Allocation Fund ...................       739,841      35.463700      26,237,499       0.48%           4.42%
   Domestic Income Fund ....................        59,529      21.081008       1,254,931       0.50%          (2.04)%
   Emerging Growth Fund ....................       154,492      45.052150       6,960,197       0.37%         103.36%
   Enterprise Fund .........................       759,568      56.478127      42,898,978       0.46%          25.22%
   Global Equity Fund ......................        84,026      21.480044       1,804,882       0.40%          29.41%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                            UNIT          CONTRACT                     TOTAL
                                            UNITS        FAIR VALUE    OWNERS' EQUITY   EXPENSES*     RETURN**
                                           ---------     ----------    --------------   ---------     --------


   Government Fund ...................     1,829,463      21.806759      39,894,659       0.49%       (3.84)%
   Money Market Fund .................       358,251      18.606015       6,665,623       0.55%        4.12%
   Morgan Stanley Real Estate
   Securities Portfolio ..............        22,446      15.386733         345,371       0.51%       (3.85)%

 Single Premium contracts issued
 on or after April 16, 1990:
   Asset Allocation Fund .............         8,868      29.663447         263,055       1.35%        3.58%
   Domestic Income Fund ..............         2,038      20.286172          41,343       1.01%       (2.82)%
   Emerging Growth Fund ..............           223      43.623938           9,728       1.49%      101.74%
   Enterprise Fund ...................         2,231      51.757655         115,471       1.12%       24.22%
   Global Equity Fund ................           278      20.798972           5,782       1.16%       28.38%
   Government Fund ...................         1,452      16.037897          23,287       1.33%       (4.61)%
   Money Market Fund .................         3,607      13.394302          48,313       1.12%        3.29%
   Morgan Stanley Real Estate
   Securities Portfolio ..............            92      14.898574           1,371       1.34%       (4.62)%

 Multiple Payment and
 Flexible Premium contracts:
   Asset Allocation Fund .............         4,721      27.127166         128,067       0.74%        4.10%
   Enterprise Fund ...................         4,201      45.053542         189,270       0.80%       24.85%
                                           =========      =========    ------------
                                                                       $126,894,412
                                                                       ============


The following is a summary for 1998:

 Single Premium contracts issued
 prior to April 16, 1990 (policy
 years 1 through 10):
   Asset Allocation Fund .............         3,396     $33.558419     $   113,964       1.29%       14.58%
   Domestic Income Fund ..............             1      21.385098              21       0.51%        5.94%
   Emerging Growth Fund ..............            61      21.889427           1,335       0.77%       36.26%
   Enterprise Fund ...................           216      44.564550           9,626       0.44%       23.81%
   Government Fund ...................           836      22.405755          18,731       0.19%        7.56%
   Money Market Fund .................            29      17.657225             512       0.09%        4.04%

 Single Premium contracts issued
 prior to April 16, 1990 (policy years
 11 and thereafter):
   Asset Allocation Fund .............       822,855      33.963724      27,947,220       0.36%       15.10%
   Domestic Income Fund ..............        75,688      21.643457       1,638,150       0.62%        6.41%
   Emerging Growth Fund ..............       136,620      22.153872       3,026,662       0.47%       36.87%
   Enterprise Fund ...................       821,920      45.102754      37,070,856       0.50%       24.37%
   Global Equity Fund ................        73,657      16.598552       1,222,600       0.50%       21.00%
   Government Fund ...................     1,976,655      22.677874      44,826,333       0.55%        8.05%
   Money Market Fund .................       425,955      17.870565       7,612,057       0.52%        4.51%
   Morgan Stanley Real Estate
   Securities Portfolio ..............        23,525      16.003545         376,483       0.44%      (12.06)%

 Single Premium contracts issued
 on or after April 16, 1990:
   Asset Allocation Fund .............         9,498      28.636938         271,994       1.68%       14.18%
   Domestic Income Fund ..............         8,543      20.994729         179,358       1.29%        5.57%
   Emerging Growth Fund ..............           380      21.623386           8,217       1.26%       35.78%
   Enterprise Fund ...................         4,017      41.664754         167,367       1.16%       23.38%
   Global Equity Fund ................           486      16.201187           7,874       1.24%       20.04%
   Government Fund ...................         1,485      16.812584          24,967       0.87%        6.83%
   Money Market Fund .................         5,428      12.968170          70,391       1.28%        3.67%
   Morgan Stanley Real Estate
   Securities Portfolio ..............            94      15.620311           1,468       1.12%      (12.76)%

                                                             UNIT          CONTRACT                      TOTAL
                                            UNITS         FAIR VALUE    OWNERS' EQUITY    EXPENSES*     RETURN**
                                           ---------      ----------    --------------    ---------     --------

 Multiple Payment and
 Flexible Premium contracts:
   Asset Allocation Fund ................      4,580       26.057831         119,345        0.78%        14.75%
   Enterprise Fund ......................      4,177       36.087220         150,736        0.80%        24.00%
                                           =========       =========    ------------
                                                                        $124,866,267
                                                                        ============


The following is a summary for 1997:

 Single Premium contracts issued
 prior to April 16, 1990 (policy
 years 1 through 10):
   Asset Allocation Fund ................    122,920      $29.287817     $ 3,600,058        0.52%        20.66%
   Domestic Income Fund .................     15,656       20.186939         316,047        0.51%        10.85%
   Emerging Growth Fund .................      8,741       16.064598         140,421        0.70%        19.29%
   Enterprise Fund ......................     49,821       35.993026       1,793,209        0.61%        29.42%
   Global Equity Fund ...................      4,685       13.614803          63,785        0.85%        14.75%
   Government Fund ......................    380,541       20.830122       7,926,715        0.49%         8.57%
   Money Market Fund ....................     27,312       16.972125         463,543        0.51%         4.07%
   Morgan Stanley Real Estate
   Securities Portfolio .................      2,854       18.062622          51,551        0.70%        20.33%

 Single Premium contracts issued
 prior to April 16, 1990 (policy years
 11 and thereafter):
   Asset Allocation Fund ................    769,061       29.508511      22,693,845        0.74%        21.21%
   Domestic Income Fund .................     72,875       20.339100       1,482,212        0.76%        11.35%
   Emerging Growth Fund .................    113,239       16.185767       1,832,860        0.63%        19.82%
   Enterprise Fund ......................    867,374       36.264286      31,454,699        0.60%        30.01%
   Global Equity Fund ...................     83,414       13.717407       1,144,224        0.43%        15.27%
   Government Fund ......................  1,827,060       20.988344      38,346,964        0.65%         9.07%
   Money Market Fund ....................    375,312       17.100077       6,417,864        0.75%         4.54%
   Morgan Stanley Real Estate
   Securities Portfolio .................     33,445       18.198663         608,654        0.41%        20.87%

 Single Premium contracts issued
 on or after April 16, 1990:
   Asset Allocation Fund ................      5,402       25.080225         135,483        0.73%        20.24%
   Domestic Income Fund .................      8,589       19.887916         170,817        0.55%        10.46%
   Emerging Growth Fund .................      4,455       15.924922          70,946        0.54%        18.87%
   Enterprise Fund ......................      5,773       33.768883         194,948        0.82%        28.97%
   Global Equity Fund ...................        601       13.496423           8,111        0.53%        14.35%
   Government Fund ......................      2,998       15.737995          47,183        0.84%         8.19%
   Money Market Fund ....................      5,402       12.508709          67,572        0.84%         3.71%
   Morgan Stanley Real Estate
   Securities Portfolio .................         97       17.905659           1,737        0.69%        19.91%

Multiple Payment and
Flexible Premium contracts:
   Asset Allocation Fund ................      4,430       22.707666         100,595        0.33%        20.84%
   Enterprise Fund ......................      4,147       29.102562         120,688        0.32%        29.62%
                                           =========       =========    ------------
                                                                        $119,254,731
                                                                        ============


The following is a summary for 1996:

 Single Premium contracts issued
 prior to April 16, 1990 (policy
 years 1 through 10):
   Asset Allocation Fund ................    744,990      $24.272482     $18,082,756        0.75%        12.79%
   Domestic Income Fund .................     86,684       18.211426       1,578,639        0.59%         5.66%
   Emerging Growth Fund .................     69,012       13.467256         929,402        0.86%        15.54%

                                                                (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                      UNIT        CONTRACT                      TOTAL
                                      UNITS        FAIR VALUE  OWNERS' EQUITY    EXPENSES*     RETURN**
                                    ---------      ----------  --------------    ---------     --------
  Enterprise Fund .............       700,997      27.810473     19,495,058        0.72%        23.61%
  Global Equity Fund ..........        33,541      11.864328        397,941        0.59%        15.61%
  Government Fund .............     1,655,527      19.185493     31,762,102        0.64%         1.14%
  Money Market Fund ...........       400,870      16.307639      6,537,243        0.71%         3.90%
  Morgan Stanley Real Estate
  Securities Portfolio ........        10,042      15.011508        150,746        0.75%        39.20%

Single Premium contracts issued
prior to April 16, 1990 (policy
years 11 and thereafter):
  Asset Allocation Fund .......       251,360      24.345677      6,119,529        1.76%        13.13%
  Domestic Income Fund ........        51,343      18.266338        937,849        1.83%         5.98%
  Emerging Growth Fund ........        32,856      13.507925        443,816        1.32%        15.89%
  Enterprise Fund .............       351,513      27.894373      9,805,235        1.68%        23.98%
  Global Equity Fund ..........        50,767      11.900110        604,133        0.91%        15.96%
  Government Fund .............       939,781      19.243796     18,084,954        1.79%         1.45%
  Money Market Fund ...........       158,361      16.356824      2,590,283        1.75%         4.22%
  Morgan Stanley Real Estate
  Securities Portfolio ........         3,093      15.056707         46,570        1.00%        39.62%

Single Premium contracts issued
on or after April 16, 1990:
  Asset Allocation Fund .......         5,452      20.858239        113,719        0.95%        12.39%
  Domestic Income Fund ........         8,374      18.004549        150,770        1.83%         5.29%
  Emerging Growth Fund ........        19,492      13.396950        261,133        1.32%        15.14%
  Enterprise Fund .............         2,431      26.183349         63,652        0.60%        23.17%
  Global Equity Fund ..........           342      11.802380          4,036        0.91%        15.21%
  Government Fund .............         2,775      14.546815         40,367        0.89%         0.79%
  Money Market Fund ...........           122      12.061110          1,471        0.71%         3.54%

Multiple Payment and
Flexible Premium contracts:
  Asset Allocation Fund .......         7,384      18.790954        138,752        0.95%        12.96%
  Enterprise Fund .............         7,157      22.452797        160,695        0.95%        23.79%
                                    =========      =========   ------------
                                                               $118,500,851
                                                               ============

* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide VLI Separate Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                                 ---------------
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                                                                  U.S. Postage
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